UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2025	Jun. 30, 2025
CURRENT ASSETS
Cash and cash equivalents	$ 11,064,683	$ 32,695,079
Other financial assets	1,515,145	2,040,038
Trade receivables	154,931,523	165,859,933
Other receivables	15,343,683	15,861,981
Recoverable income tax	1,908,344	1,864,817
Inventories	64,789,545	87,611,269
Biological assets	2,363,568	2,378,380
Assets subject to foreclosure	42,363,563
Total current assets	294,280,054	308,311,497
NON-CURRENT ASSETS
Other financial assets	49	58
Trade receivables	1,266,738	2,506,834
Other receivables	24,374,686	23,660,530
Recoverable income tax	19,435	17,995
Deferred tax assets	5,520,951	4,916,980
Investments in joint ventures and associates	39,474,913	39,371,264
Investment properties		570,324
Property, plant and equipment	61,085,579	74,575,386
Intangible assets	87,289,801	181,173,079
Goodwill	36,073,683	112,163,432
Right of use asset	10,975,652	16,377,701
Total non-current assets	266,081,487	455,333,583
Total assets	560,361,541	763,645,080
CURRENT LIABILITIES
Trade and other payables	89,408,430	96,432,604
Borrowings	90,063,228	119,728,126
Employee benefits and social security	4,964,421	6,174,012
Deferred revenue and advances from customers	2,497,944	4,282,668
Income tax payable	6,428,697	452,800
Consideration for acquisition	791,280	1,761,274
Secured notes	104,354,169	102,270,445
Lease liabilities	2,765,072	6,884,042
Liabilities subject to foreclosure	27,363,563
Total current liabilities	328,636,804	337,985,971
NON-CURRENT LIABILITIES
Trade and other payables	51,650,942	48,481,726
Borrowings	34,155,963	38,198,026
Deferred revenue and advances from customers	1,436,912	1,436,912
Joint ventures and associates	742,301	1,007,678
Deferred tax liabilities	27,393,793	30,122,920
Provisions	1,238,122	1,267,572
Consideration for acquisition	372,373	397,774
Lease liabilities	8,118,030	9,527,939
Total non-current liabilities	125,108,436	130,440,547
Total liabilities	453,745,240	468,426,518
EQUITY
Equity attributable to owners of the parent	76,406,326	265,444,568
Non-controlling interest	30,209,975	29,773,994
Total equity	106,616,301	295,218,562
Total equity and liabilities	$ 560,361,541	$ 763,645,080